Shareholders’ Equity (Details) - Schedule of Black-Scholes Option-Pricing Model	6 Months Ended
Jun. 30, 2023
Minimum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Risk-free interest rate	4.51%
Expected option term (years)	3 years 9 months 18 days
Expected share price volatility	61.10%
Dividend yield
Maximum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Risk-free interest rate	4.67%
Expected option term (years)	5 years
Expected share price volatility	66.30%